PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT
Schedule of property and equipment and related accumulated depreciation

	2019	2020
	RMB	RMB
Building	356,085	353,334
Leasehold improvements	39,902	42,390
Electronic equipment	165,015	194,284
Furniture and fixtures	7,763	7,782
Motor vehicles	6,583	6,466
Other assets	56,412	57,502
Less: Accumulated depreciation	(359,828)	(388,601)
Net book value	271,932	273,157